Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Assets:
Cash and cash equivalents	$ 2,730,105	$ 687,739
Inventory	43,544	30,521
Prepaid expenses	59,461	19,000
Total current assets	2,833,110	737,260
Property and equipment, net	182,910	65,512
Intangibles, net	60,649	26,966
Other assets	10,715	2,715
Total Assets	3,087,384	832,453
Current Liabilities:
Accounts payable and accrued expenses	367,290	58,439
Convertible notes payable		655,000
Total current liabilities	367,290	713,439
Long-term Liabilities:
Derivative liabilities	313,709
Total Liabilities	680,999	713,439
Commitments and contingencies
Stockholders' Equity
Preferred Stock, par value $0.001: 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 300,000,000 shares authorized; 13,615,440 and 5,493,200 shares issued and outstanding at March 31, 2016 and 2015, respectively	13,615	5,493
Additional paid in capital	6,549,946	559,870
Accumulated deficit	(4,157,176)	(446,349)
Total Stockholders' Equity	2,406,385	119,014
Total Liabilities and Stockholders' Equity	$ 3,087,384	$ 832,453